Segmental information	12 Months Ended
Dec. 31, 2022
Segment information
Segmental information

5. Segmental information

The Group’s chief executive officer (CEO) is the Chief Operating Decision Maker (CODM) and monitors the operating results of its divisions separately for the purpose of making decisions about resource allocation and performance assessment.

The Group has the following divisions which are its reportable segments. These divisions offer different services and are managed separately by region.

Reportable segments	Operations
Rest of the World (“RoW”) Betting	Betting and gaming solutions
RoW Betting AV	Live streaming solutions for online, mobile and retail sports betting
United States	Sports entertainment, betting, gaming and Sports Solutions

All revenues included in the RoW Betting and RoW Betting AV segments are generated from customers outside the United States. In all other segments revenue includes various revenue streams, amongst others the media and Ad`s revenue for the rest of the world and integrity services.

No operating segments have been aggregated to form the above reportable operating segments.

Information related to each reportable segment is set out below. Adjusted EBITDA is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industry. Adjusted EBITDA represents profit (loss) for the period adjusted for share based compensation, depreciation and amortization (excluding amortization of sports rights), impairment of intangible assets, other financial assets and equity-accounted investee, loss from loss of control of subsidiary, non-routine litigation costs, management restructuring costs, remeasurement of previously held equity-accounted investee, professional fees for the Sarbanes Oxley Act of 2002 and enterprise resource planning implementations, one-time charitable donation for Ukrainian relief activities, share of profit (loss) of equity-accounted investee (SportTech AG), foreign currency (gains) losses, finance income and finance costs, and income tax (expense) benefit and certain other non-recurring items. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

	Year Ended December 31, 2020
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	234,991	105,892	34,407	375,290	29,634	404,924
Segment Adjusted EBITDA	118,676	26,759	(16,373)	129,062	(1,383)	127,679
Amortization of sport rights	(10,933)	(45,413)	(24,262)	(80,608)	—	(80,608)

	Year Ended December 31, 2021
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	309,357	140,162	71,700	521,219	39,983	561,202
Segment Adjusted EBITDA	176,987	39,246	(22,625)	193,608	(5,746)	187,862
Amortization of sport rights	(16,101)	(56,266)	(21,946)	(94,312)	—	(94,312)

	Year Ended December 31, 2022
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	389,092	160,522	127,442	677,056	53,132	730,188
Segment Adjusted EBITDA	182,439	46,494	(4,141)	224,792	(13,348)	211,444
Amortization of sport rights	(40,093)	(66,402)	(33,705)	(140,200)	—	(140,200)

Reconciliations of information on reportable segments to the amounts reported in the financial statements:

	Years Ended December 31,
in €‘000	2020	2021	2022
Segment Adjusted EBITDA	127,679	187,862	211,444
Unallocated corporate expenses(1)	(50,811)	(85,849)	(85,598)
Share based compensation	(2,327)	(15,431)	(28,637)
Foreign currency gains, net	13,806	5,437	26,690
Litigation and settlement costs	—	—	(19,045)
Management restructuring costs	—	—	(5,528)
Professional fees for SOX and ERP implementations	—	—	(4,298)
One time charitable donation for Ukrainian relief activities	—	—	(146)
Finance income	8,517	5,297	5,250
Finance costs	(16,658)	(32,540)	(41,447)
Impairment of intangibles assets	(26,184)	—	—
Depreciation and amortization	(106,229)	(129,375)	(184,813)
Amortization of sport rights	80,608	94,312	140,200
Remeasurement of previously held equity-accounted investee	—	—	7,698
Share in loss of equity-accounted investee(2)	—	—	(3,985)
Impairment of equity-accounted investee	(4,578)	—	—
Impairment (loss) income on other financial assets	(1,698)	(5,889)	5
Net income before tax	22,125	23,824	17,790
1)	Unallocated corporate expenses primarily consist of salaries and wages for management, legal, human resources, finance, office, technology and other costs not allocated to the segments.
2)	Represents non-cash losses unrelated to our core businesses and which we do not consider indicative of our ongoing operations because the equity-accounted investee, SportTech AG, operates on a business-to-consumer model as opposed to our core businesses that operate on a business-to-business model.

Geographic information

The geographic information analyzes the Group’s revenue and non-current assets by the Group’s country of domicile and other countries. In presenting the geographic information, revenue has been based on the geographic location of customers and assets were based on the geographic location of the entity that holds the assets.

Revenue	Years Ended December 31,
in €‘000	2020	2021	2022
US	30,619	67,093	123,677
Malta	52,674	70,529	95,696
United Kingdom	58,387	68,688	78,472
Switzerland	5,013	7,397	10,822
Other countries*)	258,231	347,495	421,521
Total	404,924	561,202	730,188
*)	No individual country represented more than 10% of the total.

Non-current assets	December 31,
in €‘000	2021	2022
Switzerland	515,060	499,715
Germany	62,822	61,051
United States	235,935	240,635
Other countries*)	76,933	152,132
Total	890,750	953,533
*)	No individual country represented more than 10% of the total.

Non-current assets exclude deferred tax assets and other financial assets.

Major customer

The Group did not have any individual customer that accounted for more than 10% of revenue during the years ended December 31, 2020, 2021 and 2022.